Share-based payments - RSUs Vesting (Details)	6 Months Ended
Feb. 28, 2026 shares
$15 million or more
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs vesting	3,750
$25 million or more
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs vesting	3,750
$35 million or more
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs vesting	5,000